UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549

              FORM 13F

               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
      Suite 2108
      Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Bryan Smith
Title:   Treasurer
Phone:   615-244-7775
Signature, Place, and Date of Signing:

    Mark Bryan Smith     Nashville, Tennessee     November 2, 1999


Report Type (Check only one.):

[x]           13F HOLDINGS REPORT.
[ ]           13F NOTICE.
[ ]           13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value total: $227564

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      734    38400 SH
     SOLE                    38400
AT&T Corp. Liberty Media Group COM              001957208     1048    28100 SH
     SOLE                    28100
American Express Co.           COM              025816109      598     4431 SH
     SOLE                     4431
American General Corp.         COM              026351106     3362    53149 SH
     SOLE                    53149
American Home Products Corp.   COM              026609107      332     8002 SH
     SOLE                     8002
American International Group I COM              026874107     2131    24515 SH
     SOLE                    24515
American Retirement Corp.      COM              028913101     1212   123473 SH
     SOLE                   123473
Ameritech Corp.                COM              030954101      332     4968 SH
     SOLE                     4968
Amgen Inc.                     COM              031162100     3015    37000 SH
     SOLE                    37000
Atlantic Richfield Co.         COM              048825103      204     2300 SH
     SOLE                     2300
Automatic Data Processing Inc. COM              053015103     3909    87588 SH
     SOLE                    87588
BP Amoco PLC                   COM              055622104      809     7298 SH
     SOLE                     7298
Baker Hughes, Inc.             COM              057224107      388    13365 SH
     SOLE                    13365
BankAmerica Corp.              COM              060505104      382     6866 SH
     SOLE                     6866
Bell Atlantic Corp.            COM              077853109      560     8313 SH
     SOLE                     8313
Bellsouth Corp.                COM              079860102      622    13825 SH
     SOLE                    13825
Berkshire Hathaway Class B     COM              084670207     2700     1455 SH
     SOLE                     1455
Berkshire Hathaway Inc.        COM              084670108     1980       36 SH
     SOLE                       36
Biomet Inc.                    COM              090613100     1047    39800 SH
     SOLE                    39800
Bristol Myers- Squibb Co.      COM              110122108      550     8152 SH
     SOLE                     8152
Burlington Northern Santa Fe C COM              12189T104      943    34298 SH
     SOLE                    34298
CBRL Group, Inc.               COM              224100107      580    37412 SH
     SOLE                    37412
Caterpillar Inc.               COM              149123101     1629    29720 SH
     SOLE                    29720
Central Parking Corp.          COM              154785109     4979   170237 SH
     SOLE                   170237
Cisco Systems, Inc.            COM              17275R102    11337   165360 SH
     SOLE                   165360
CitiGroup, Inc                 COM              172967101      430     9765 SH
     SOLE                     9765
Clayton Homes Inc.             COM              184190106     1049   120714 SH
     SOLE                   120714
Coca Cola Co.                  COM              191216100      965    20010 SH
     SOLE                    20010
Columbia/HCA Healthcare Corp.  COM              197677107    15350   724499 SH
     SOLE                   724499
Compaq Computer Corp.          COM              204493100      874    38200 SH
     SOLE                    38200
Computer Sciences Corp.        COM              205363104     3943    56075 SH
     SOLE                    56075
Conoco Inc.                    COM              208251306     1444    52050 SH
     SOLE                    52050
Crescent Real Estate Equities  COM              225756105      941    52300 SH
     SOLE                    52300
Dionex Corp.                   COM              254546104      274     6400 SH
     SOLE                     6400
Dollar General Corp.           COM              256669102      448    14516 SH
     SOLE                    14516
Dover Corp.                    COM              260003108      646    15800 SH
     SOLE                    15800
Duke Power Co.                 COM              264399106      526     9539 SH
     SOLE                     9539
Eli Lilly & Co.                COM              532457108      400     6228 SH
     SOLE                     6228
Exxon Corp.                    COM              302290101     2096    27585 SH
     SOLE                    27585
Federal National Mortgage Assn COM              313586109     3750    59825 SH
     SOLE                    59825
First American Corp.           COM              318900107     4039    92854 SH
     SOLE                    92854
First Union Corp.              COM              337358105      431    12098 SH
     SOLE                    12098
Ford Motor Co.                 COM              345370100     1019    20277 SH
     SOLE                    20277
GTE Corp.                      COM              362320103     1371    17839 SH
     SOLE                    17839
General Electric Co.           COM              369604103    10732    90516 SH
     SOLE                    90516
Halliburton Co.                COM              406216101      936    22825 SH
     SOLE                    22825
Hewlett Packard Co.            COM              428236103     1035    11400 SH
     SOLE                    11400
Home Depot Inc.                COM              437076102    13091   190764 SH
     SOLE                   190764
Intel Corp.                    COM              458140100    17044   229352 SH
     SOLE                   229352
International Business Machine COM              459200101     7052    58282 SH
     SOLE                    58282
Johnson and Johnson Inc.       COM              478160104     4278    46564 SH
     SOLE                    46564
Lifepoint Hospitals, Inc.      COM              53219l109      331    38121 SH
     SOLE                    38121
Longview Fibre Co.             COM              543213102      155    12500 SH
     SOLE                    12500
Lucent Technologies, Inc.      COM              549463107     8564   132000 SH
     SOLE                   132000
MCI Worldcom, Inc.             COM              55268b106     3285    45700 SH
     SOLE                    45700
McDonalds Corp.                COM              580135101     1077    24896 SH
     SOLE                    24896
Merck & Company Inc.           COM              589331107     2897    44698 SH
     SOLE                    44698
Microsoft Corporation          COM              594918104     8423    93005 SH
     SOLE                    93005
Mobil Corp.                    COM              607059102     2710    26900 SH
     SOLE                    26900
Molex Inc. - Class A           COM              608554200     4405   136048 SH
     SOLE                   136048
Monsanto Co.                   COM              611662107      365    10240 SH
     SOLE                    10240
National Commerce Bancorporati COM              635449101      237    10784 SH
     SOLE                    10784
Newell Co.                     COM              651229106      221     7733 SH
     SOLE                     7733
Omnicom Group                  COM              681919106      235     2963 SH
     SOLE                     2963
PepsiCo Inc.                   COM              713448108      201     6600 SH
     SOLE                     6600
Pfizer Inc.                    COM              717081103     1763    49140 SH
     SOLE                    49140
Procter & Gamble Co.           COM              742718109      561     5980 SH
     SOLE                     5980
Reliant Energy Inc.            COM              75952j108     1004    37100 SH
     SOLE                    37100
Republic Services Inc          COM              760759100     1626   149500 SH
     SOLE                   149500
Reuters Holdings PLC           COM              761324201      310     4505 SH
     SOLE                     4505
Royal Dutch Petroleum Co.      COM              780257804      602    10200 SH
     SOLE                    10200
SBC Communications, Inc.       COM              78387g103     1539    30142 SH
     SOLE                    30142
Schering Plough Corp.          COM              806605101      646    14808 SH
     SOLE                    14808
Schlumberger Ltd.              COM              806857108     5431    87150 SH
     SOLE                    87150
Servicemaster Co.              COM              81760n109      444    27657 SH
     SOLE                    27657
Shoneys Inc.                   COM              825039100      827   426925 SH
     SOLE                   426925
Sungard Data Systems, Inc.     COM              867363103     1126    42800 SH
     SOLE                    42800
Suntrust Banks Inc.            COM              867914103     1717    26112 SH
     SOLE                    26112
Sysco Corp.                    COM              871829107     6313   180050 SH
     SOLE                   180050
Texaco Inc.                    COM              881694103      239     3790 SH
     SOLE                     3790
Torchmark Corp.                COM              891027104     1334    51550 SH
     SOLE                    51550
Triad Hospitals, Inc.          COM              89579k109      386    38121 SH
     SOLE                    38121
Tyco International, Ltd.       COM              902124106    10227    99056 SH
     SOLE                    99056
United Technologies Corp.      COM              913017109     2171    36600 SH
     SOLE                    36600
Wal Mart Stores Inc.           COM              931142103     8532   179380 SH
     SOLE                   179380
Walt Disney Co.                COM              254687106     1330    51141 SH
     SOLE                    51141
Morgan Stanley PERQ 6%-(Cisco  PFD CV           61744Y801      994   150000 SH
     SOLE                   150000
Morgan Stanley PERQ 6%-(SunMic PFD CV           617446240     1805   227400 SH
     SOLE                   227400
Morgan Stanley PERQ-(MCI World PFD CV           617446257     1913   246800 SH
     SOLE                   246800
American Retirement Corp. Subo CONV             028913aa9     2043  2853000 PRN
     SOLE                  2853000
Assisted Living Concepts       CONV             04543lad1       27    50000 PRN
     SOLE                    50000